PREMISES AND EQUIPMENT (Tables)	12 Months Ended
Jun. 30, 2016
Property, Plant and Equipment [Abstract]
Schedule of Premises and Equipment

	2016	2015
	(Dollars in Thousands)
Land and improvements	$246	$246
Buildings and improvements	2,165	2,162
Furniture, fixtures, and equipment	1,192	1,185

	3,603	3,593
Less accumulated depreciation	3,061	2,963

Total	$542	$630